Stock-Based Compensation Plan (Schedule of Stock Option Activity) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Number of Options Outstanding
Shares under option at January 1, 2014	2,007,433
Granted	4,633
Exercised	(116,609)	(292,808)
Forfeited	(11,690)
Shares under option at March 31, 2014	1,883,767
Shares exercisable under option at March 31, 2014	959,555
Weighted Average Exercise Price
Shares under option at January 1, 2014	$ 29.66
Granted	$ 115.12
Exercised	$ 8.61
Forfeited	$ 42.17
Shares under option at March 31, 2014	$ 31.10
Shares exercisable under option at March 31, 2014	$ 11.83